Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 15, 2016
Registrant Name	Direxion Shares ETF Trust
Central Index Key	0001424958
Amendment Flag	false
Document Creation Date	Jun. 15, 2016
Document Effective Date	Jun. 15, 2016
Prospectus Date	Feb. 29, 2016
Direxion Daily S&P 500(R) Bull 3X Shares | Direxion Daily S&P 500(R) Bull 3X Shares
Prospectus:
Trading Symbol	SPXL
Direxion Daily S&P 500(R) Bear 3X Shares | Direxion Daily S&P 500(R) Bear 3X Shares
Prospectus:
Trading Symbol	SPXS
Direxion Daily Small Cap Bull 3X Shares | Direxion Daily Small Cap Bull 3X Shares
Prospectus:
Trading Symbol	TNA
Direxion Daily Small Cap Bear 3X Shares | Direxion Daily Small Cap Bear 3X Shares
Prospectus:
Trading Symbol	TZA
Direxion Daily Energy Bull 3X Shares | Direxion Daily Energy Bull 3X Shares
Prospectus:
Trading Symbol	ERX
Direxion Daily Energy Bear 3X Shares | Direxion Daily Energy Bear 3X Shares
Prospectus:
Trading Symbol	ERY
Direxion Daily Technology Bull 3X Shares | Direxion Daily Technology Bull 3X Shares
Prospectus:
Trading Symbol	TECL
Direxion Daily Technology Bear 3X Shares | Direxion Daily Technology Bear 3X Shares
Prospectus:
Trading Symbol	TECS
Direxion Daily 7-10 Year Treasury Bull 3X Shares | Direxion Daily 7-10 Year Treasury Bull 3X Shares
Prospectus:
Trading Symbol	TYD
Direxion Daily 7-10 Year Treasury Bear 3X Shares | Direxion Daily 7-10 Year Treasury Bear 3X Shares
Prospectus:
Trading Symbol	TYO
Direxion Daily 20+ Year Treasury Bull 3X Shares | Direxion Daily 20+ Year Treasury Bull 3X Shares
Prospectus:
Trading Symbol	TMF
Direxion Daily 20+ Year Treasury Bear 3X Shares | Direxion Daily 20+ Year Treasury Bear 3X Shares
Prospectus:
Trading Symbol	TMV
Direxion Daily S&P Biotech Bull 3X Shares | Direxion Daily S&P Biotech Bull 3X Shares
Prospectus:
Trading Symbol	LABU
Direxion Daily S&P Biotech Bear 3X Shares | Direxion Daily S&P Biotech Bear 3X Shares
Prospectus:
Trading Symbol	LABD